Income Taxes	12 Months Ended
Sep. 27, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Significant components of income taxes related to continuing operations are as follows:

(Dollars in Millions)	2013	2012	2011
Current:
United States:
Federal	$196	$234	$46
State	12	15	1
Non-U.S.	136	122	150
Current income tax provision	344	371	197
Deferred:
United States:
Federal	57	(104)	96
State	(4)	4	20
Non-U.S.	32	11	(14)
Deferred income tax provision (benefit)	85	(89)	102
Income tax expense	$429	$282	$299

Non-U.S. income from continuing operations before income taxes was $1.496 billion, $1.445 billion and $1.591 billion in fiscal 2013, 2012 and 2011, respectively.
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

(Dollars in Millions)	2013	2012	2011
Notional U.S. federal income taxes at the statutory rate	$710	$672	$658
Adjustments to reconcile to the income tax provision:
U.S. state income tax provision, net	5	16	30
Rate differences between non-U.S. and U.S. jurisdictions(1)	(488)	(444)	(455)
Valuation allowances	11	(67)	7
Adjustments to accrued income tax liabilities and uncertain tax positions	129	77	40
Withholding tax, net	14	7	8
Legal entity restructuring	33	—	—
Other	15	21	11
Provision for income taxes	$429	$282	$299

(1)	Excludes non-deductible charges and other items that are broken out separately in the table.
At the end of fiscal 2013 and 2012, income taxes receivable (payable), prepaid income taxes and deferred income tax charges are reported in the following consolidated balance sheet accounts in the amounts shown:

(Dollars in Millions)	2013	2012
Prepaid expenses and other current assets	$62	$74
Other assets	294	167
Income taxes payable (current)	(541)	(53)
Income taxes payable (non-current)(2)	(1,147)	(1,696)
	$(1,332)	$(1,508)

(2)	Non-current income taxes payable also includes anticipated refunds and other items not related to uncertain tax positions.
The following table summarizes the activity related to the Company’s unrecognized tax benefits, excluding interest:

(Dollars in Millions)	2013	2012	2011
Balance at beginning of fiscal year	$1,425	$1,466	$1,553
Additions related to current year tax positions	37	28	27
Additions related to prior period tax positions	96	67	101
Reductions related to prior period tax positions	(11)	(25)	(139)
Settlements	(19)	(91)	(56)
Lapse of statute of limitations	(8)	(20)	(20)
Transfer to Mallinckrodt	(82)	—	—
Balance at end of fiscal year	1,438	1,425	1,466
Cash advance paid in connection with proposed settlements	(262)	(262)	(262)
Balance at end of fiscal year, net of cash advance paid	$1,176	$1,163	$1,204

 During fiscal 2011, the Company made a $404 million advance payment to the IRS in connection with the proposed settlement of certain tax matters arising from the 1997 through 2000 and 2001 through 2004 U.S. audit cycles. This payment was comprised of $262 million of tax, $137 million of interest and $5 million of penalties. Note 21 provides additional information regarding the Company’s income tax contingencies.
As of September 27, 2013, September 28, 2012 and September 30, 2011, the Company had unrecognized tax benefits that would impact the effective tax rate if recognized of $1.238 billion, $1.199 billion and $1.256 billion, respectively. The Company recognized $87 million, $48 million and $55 million of interest and penalties in continuing operations during fiscal 2013, 2012 and 2011, respectively. The Company had $577 million and $548 million for the payment of interest and penalties accrued at September 27, 2013 and September 28, 2012, respectively. The resolution of tax matters arising from the 1997 through 2007 U.S. audits, non-U.S. audits and other settlements or statute of limitations expirations, could result in a significant change in the Company’s unrecognized tax benefits. The Company estimates that within the next 12 months, its liability related to uncertain tax positions, excluding interest, could decrease by as much as $424 million primarily as a result of the anticipated partial settlement of the 2005 through 2007 U.S. audit cycle, which is discussed in note 21.
As of September 27, 2013, a summary of tax years that remain subject to examination in the Company’s major tax jurisdictions are as follows:

Jurisdiction	Earliest Year Open
United States—federal and state	1996
Australia	2009
Canada	2005
France	2008
Germany	2010
Ireland	2008
Italy	2005
Japan	2007
Mexico	2005
Netherlands	2008
Switzerland	2004
United Kingdom	2011

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of the net deferred tax asset (liability) at the end of each fiscal year are as follows:

(Dollars in Millions)	2013	2012
Deferred tax assets:
Accrued liabilities and reserves	$348	$453
Tax loss and credit carryforwards	6,212	5,934
Inventories	56	100
Postretirement benefits	36	126
Federal and state benefit of uncertain tax positions	277	270
Deferred compensation	82	91
Other	75	122
	7,086	7,096
Deferred tax liabilities:
Property, plant and equipment	(138)	(289)
Intangible assets	(833)	(975)
Investment in partnership	(37)	(175)
	(1,008)	(1,439)
Net deferred tax asset before valuation allowances	6,078	5,657
Valuation allowances	(6,069)	(5,708)
Net deferred tax asset (liability)	$9	$(51)

Deferred taxes are reported in the following consolidated balance sheet accounts in the amounts shown:

(Dollars in Millions)	2013	2012
Deferred income taxes (current assets)	$456	$590
Other assets	163	193
Accrued and other current liabilities	(5)	(6)
Deferred income taxes (non-current liabilities)	(605)	(828)
Net deferred tax asset (liability)	$9	$(51)

At September 27, 2013, the Company had approximately $21.303 billion of net operating loss carryforwards in certain non-U.S. jurisdictions, of which $20.259 billion have no expiration, and the remaining $1.044 billion will expire in future years through 2033. Included in these net operating loss carryforwards are $19.737 billion of net operating losses related to a subsidiary of the Company, substantially all of which were recorded in fiscal 2008 as a result of the receipt of a favorable tax ruling from certain non-U.S. taxing authorities. The Company has recorded a full valuation allowance against these net operating losses as management believes that it is more likely than not that these net operating losses will not be utilized. The Company had $245 million of U.S. federal net operating loss carryforwards and $46 million of U.S. federal capital loss carryforwards at September 27, 2013, which will expire during fiscal 2014 through 2032. For U.S. state purposes, the Company had $760 million of net operating loss carryforwards and $8 million of capital loss carryforwards at September 27, 2013, which will expire during fiscal 2014 through 2033.
At September 27, 2013, the Company also had $42 million of tax credits available to reduce future income taxes payable, primarily in jurisdictions within the United States, of which $26 million have no expiration, and the remainder expire during fiscal 2014 through 2033.

The valuation allowances for deferred tax assets of $6.069 billion and $5.708 billion at September 27, 2013 and September 28, 2012, respectively, relate principally to the uncertainty of the utilization of certain deferred tax assets, primarily tax loss and credit carryforwards in various jurisdictions. The $361 million increase in the Company’s valuation allowance during fiscal 2013 was primarily due to the impact of currency translation. The Company believes that it will generate sufficient future taxable income to realize the tax benefits related to the remaining net deferred tax assets.
At September 27, 2013, the Company had certain potential non-U.S. tax attributes that had not been recorded in the consolidated financial statements, including $13.217 billion of non-U.S. special deductions with an indefinite carryforward period. The Company has treated these amounts as special deductions for financial statement purposes since utilization is contingent upon the annual performance of certain economic factors. The Company intends to recognize the applicable portion of the special deduction annually at an estimated tax rate of between 1% and 3% when and if these economic factors are met.
During fiscal 2013, 2012 and 2011, the Company provided for U.S. and non-U.S. income and withholding taxes in the amount of $15 million, $7 million and $6 million, respectively, on earnings that were or are intended to be repatriated. In general, the remaining earnings of the Company’s subsidiaries are considered to be permanently reinvested. Income taxes are not provided on undistributed earnings of U.S. and non-U.S. subsidiaries that are either indefinitely reinvested or can be distributed on a tax free basis. As of September 27, 2013 and September 28, 2012, the cumulative amount of such undistributed earnings was $4.1 billion and $3.9 billion, respectively. Determining the tax liability that would arise if these earnings were remitted is not practicable.